Investments - Results of Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenues and other operating income	$ 2,976	$ 2,721	$ 2,101
Proportionate share of net earnings	9	9	1
Consolidated structured entities
Disclosure of subsidiaries [line items]
Revenues and other operating income	24	19	3
Expenses	(15)	(10)	(2)
Proportionate share of net earnings	$ 9	$ 9	$ 1